Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Restricted net assets	¥ 1,410,432	¥ 1,382,574
Restricted share capital and statutory reserves of VIEs